Loan Transactions with Related Parties (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Related Party Transactions [Abstract]
Balance, beginning	$ 5,112	$ 1,741
New loans	1,388	841
Repayments	(1,228)	(695)
Change in relationship	(503)	3,225
Balance, ending	$ 4,769	$ 5,112